Other Current Assets	12 Months Ended
Mar. 31, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	March 31, 2024	March 31, 2023
Prepaid rental expenses (1)	$513,170	$530,611
Prepaid and other current assets	56,374	85,397
Total	$569,544	$616,008

(1)	The balance as of March 31, 2024 and March 31, 2023 includes short-term refundable rental security deposits.